STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Brazil - 4.6%
Cia de Saneamento de Minas Gerais-COPASA	2,364,100		5,382,655
Cyrela Brazil Realty Empreendimentos e Participacoes	1,039,400	[a]	2,529,237
Minerva	3,003,000		4,593,826
Petroleo Brasileiro, ADR	2,642,406		28,194,472
Sendas Distribuidora	552,500		1,255,001
YDUQS Participacoes	285,000		1,103,631
			43,058,822
China - 25.5%
Agile Group Holdings	4,348,000		2,836,341
Agricultural Bank of China, Cl. H	16,928,000	[a]	5,578,990
Alibaba Group Holding, ADR	43,150	[a]	5,502,920
ANTA Sports Products	220,000		3,476,101
China CITIC Bank, Cl. H	17,583,000	[a]	7,509,436
China Construction Bank, Cl. H	27,464,939	[a]	17,814,949
China Galaxy Securities, Cl. H	14,640,000	[a]	8,072,839
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	3,146,700	[a]	12,036,808
China Shenhua Energy, Cl. H	6,091,000		12,569,171
Cosco Shipping Holdings, Cl. H	7,414,850	[a,b]	12,684,547
ENN Energy Holdings	453,300		8,417,887
GF Securities, Cl. H	482,400	[a]	840,993
Haier Smart Home, CI. H	2,509,000	[a]	9,325,439
Huatai Securities, Cl. H	2,722,800	[a,c]	3,882,753
Huazhu Group, ADR	34,922	[a]	1,380,117
Industrial Bank, Cl. A	1,600,600	[a]	4,502,672
JD.com, ADR	40,771	[a]	3,429,249
Lenovo Group	3,898,000		3,957,409
Lonking Holdings	6,398,000	[a]	1,651,338
Maanshan Iron & Steel, Cl. H	9,834,000	[a]	3,455,250
Meituan, Cl. B	168,500	[a,c]	5,142,729
NetDragon Websoft Holdings	2,599,000		5,925,907
NetEase, ADR	61,301		6,603,957
New China Life Insurance, Cl. H	1,905,300	[a]	5,094,320
NIO, ADR	68,360	[a]	2,674,927
Ping An Insurance Group Company of China, Cl. H	535,500		3,687,544
Shanghai International Port Group, Cl. A	4,638,600	[a]	3,482,185
Shanghai Pharmaceuticals Holding, Cl. H	4,732,900	[a]	8,630,654

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
China - 25.5% (continued)
Silergy	26,000	[a]	4,369,644
Sunny Optical Technology Group	190,500	[a]	5,711,953
Tencent Holdings	932,100	[a]	54,912,380
Wuxi Biologics Cayman	436,500	[a,c]	5,944,640
			241,106,049
Czech Republic - .2%
Avast	221,654	[c]	1,784,319
Hong Kong - 2.6%
Bosideng International Holdings	16,120,000	[b]	11,245,009
Galaxy Entertainment Group	405,224		2,206,250
SITC International Holdings	2,900,000	[a]	11,589,471
			25,040,730
India - 10.0%
Glenmark Pharmaceuticals	750,702		5,234,027
ICICI Bank	620,037	[a]	5,873,064
Indus Towers	1,853,284	[a]	7,019,823
Infosys	324,678		7,374,654
Larsen & Toubro	128,777	[a]	3,026,330
Larsen & Toubro Infotech	47,690	[c]	4,292,136
Mindtree	294,823		16,922,948
Motherson Sumi Systems	3,225,836		9,019,076
Power Grid Corporation of India	3,275,763		9,053,218
REC	2,786,646		5,004,330
Tata Steel	542,465	[a]	7,749,530
Tech Mahindra	476,781		9,733,323
UPL	433,736	[a]	3,937,566
			94,240,025
Indonesia - 1.2%
Astra International	4,798,600		1,929,345
Bank Rakyat Indonesia	10,927,500	[a]	3,120,508
Indofood Sukses Makmur	13,505,900		5,940,804
			10,990,657
Mexico - 1.0%
Arca Continental	639,600		3,900,091
Grupo Aeroportuario del Centro Norte	508,100	[a]	2,881,662
Wal-Mart de Mexico	959,177		3,014,972
			9,796,725
Philippines - 1.4%
Ayala Land	2,402,700		1,637,069
International Container Terminal Services	2,537,790	[a]	10,061,448
Puregold Price Club	1,746,280	[a]	1,423,419
			13,121,936

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Russia - 4.3%
Lukoil, ADR	184,168	[a]	16,239,934
Sberbank of Russia, ADR	921,680	[a]	15,585,609
X5 Retail Group, GDR	206,920	[a]	5,734,399
Yandex, Cl. A	36,022	[a]	2,591,423
			40,151,365
Singapore - 1.5%
Sea, ADR	48,481	[a]	13,965,922
South Africa - 5.2%
Clicks Group	354,465		6,297,733
Impala Platinum Holdings	700,698		8,912,921
MTN Group	992,864	[a]	10,013,602
MultiChoice Group	749,562		5,797,095
Sibanye Stillwater	5,183,471		16,199,530
The Foschini Group	280,610		2,133,174
			49,354,055
South Korea - 15.4%
CJ ENM	52,392	[a]	5,957,096
DB Insurance	158,229	[a]	7,181,772
DGB Financial Group	677,971	[a]	5,094,493
Hana Financial Group	174,190	[a]	5,813,740
Hyundai Mobis	75,354	[a]	14,073,331
KB Financial Group	300,983	[a]	13,384,797
Kia Motors	102,396	[a]	6,746,560
Korea Investment Holdings	122,994	[a]	7,841,723
Kumho Petrochemical	70,398	[a]	9,120,874
LG Electronics	105,714	[a]	10,200,128
Osstem Implant	53,208	[a]	4,979,010
POSCO	59,616		13,155,300
Samsung Electronics	407,861		24,619,196
Samsung SDI	6,051		3,511,951
Shinhan Financial Group	209,870		6,140,836
SK Hynix	78,368	[a]	7,577,208
			145,398,015
Taiwan - 19.9%
Chailease Holding	3,775,795	[a]	33,116,117
Evergreen Marine	3,037,000	[a]	13,301,959
MediaTek	797,000	[a]	28,690,162
momo.com	429,700	[a]	27,199,130
Taiwan Semiconductor Manufacturing	3,950,000		84,036,079
TCI	158,303		1,178,816
			187,522,263
Thailand - 1.1%
Sri Trang Gloves Thailand	4,992,000		4,443,304
Thai Beverage	3,812,300		1,868,979

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
Thailand - 1.1% (continued)
Thanachart Capital		3,922,700		4,112,424
				10,424,707
Turkey - 1.2%
BIM Birlesik Magazalar		721,258		3,656,721
Eregli Demir ve Celik Fabrikalari		4,883,382	[a]	8,041,026
				11,697,747
United Arab Emirates - .7%
Abu Dhabi National Oil Co. for Distribution		3,697,969		4,159,982
Dubai Islamic Bank		1,976,608	[a]	2,773,592
				6,933,574
Uruguay - 1.4%
Globant		49,356	[a,b]	13,079,834
Total Common Stocks (cost $639,341,910)				917,666,745
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .7%
Banco do Estado do Rio Grande do Sul, Cl. B	11.28	674,500		1,218,980
Cia Energetica de Minas Gerais	5.70	2,103,072		4,937,974
Total Preferred Stocks (cost $6,230,146)				6,156,954

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,102,265)	0.06	10,102,265	[d]	10,102,265
Total Investments (cost $655,674,321)		99.0%		933,925,964
Cash and Receivables (Net)		1.0%		9,720,123
Net Assets		100.0%		943,646,087

ADR—American Depository Receipt

GDR—Global Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $11,310,668 and the value of the collateral was $13,784,981, consisting of cash collateral of $10,102,265 and U.S. Government & Agency securities valued at $3,682,716. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $21,046,577 or 2.23% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	142,465,167	775,201,578	††	-	917,666,745
Equity Securities - Preferred Stocks	6,156,954	-		-	6,156,954
Investment Companies	10,102,265	-		-	10,102,265

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $278,251,643, consisting of $322,569,178 gross unrealized appreciation and $44,317,535 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.